Cover	3 Months Ended
Nov. 30, 2022
Cover [Abstract]
Entity Registrant Name	BUSINESS WARRIOR CORP.
Entity Central Index Key	0001830503
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	90-1901168
Entity Address Address Line 1	455 E Pebble Road - #230912
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
City Area Code	855
Local Phone Number	294-2900